Investments in Real Estate and Other Significant Transactions (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investments in Real Estate and Other Significant Transactions [Abstract]
Gain on dispositions of interests in unconsolidated real estate and other		$ 21,886,000	$ 2,398,000	$ 10,631,000
Total amount of new loans			673,800,000
Proceeds from series of financing transactions that repaid non-recourse property loans scheduled to mature between 2012 and 2016	455,200,000			218,600,000
Term of new loan			10 years
Term over which new loan scheduled to amortize			30 years
Losses on extinguishment of debt			23,000,000
Prepayment penalties associated with loans			20,700,000
Write off of deferred debt issuance cost			$ 2,300,000